As filed with the Securities and Exchange Commission on May 28, 2010

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2010 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 99.24%                       $ 17,230,890
            =========================================================
            (Cost $15,842,728)

            COMMUNICATIONS EQUIPMENT - 4.74%                  822,177
            ---------------------------------------------------------
 11,115     Research In Motion Ltd.*                          822,177

            COMPUTER HARDWARE - 24.55%                      4,263,166
            ---------------------------------------------------------
 18,140     Apple, Inc.*                                    4,262,900
      5     Hewlett-Packard Co.                                   266

            DATA PROCESSING - 0.25%                            43,694
            ---------------------------------------------------------
    480     Visa, Inc. (Class A)*                              43,694

            DIVERSIFIED BANKS - 8.38%                       1,455,078
            ---------------------------------------------------------
 40,730     Bank of America Corp.                             727,030
179,765     Citigroup, Inc.*                                  728,048

            INTERNET SOFTWARE & SERVICES - 37.55%           6,519,171
            ---------------------------------------------------------
  6,300     Amazon.com, Inc.*                                 855,351
  2,330     Baidu, Inc. - ADR*                              1,391,010
  1,385     Ctrip.com International, Ltd. - ADR*               54,292
  2,615     Google, Inc. (Class A)*                         1,483,019
 14,825     Netflix, Inc.*                                  1,093,196
  3,350     Priceline.com, Inc.*                              854,250
 10,585     Salesforce.com, Inc.*                             788,053

            INVESTMENT BANKING - 0.26%                         44,364
            ---------------------------------------------------------
    260     The Goldman Sachs Group, Inc.                      44,364

            NETWORKING & TELECOM EQUIPMENT - 0.00%                567
            ---------------------------------------------------------
     10     Cisco Systems, Inc.*                                  260
     10     Juniper Networks, Inc.*                               307

            SEMICONDUCTORS - 16.68%                         2,896,883
            ---------------------------------------------------------
 24,965     Broadcom Corp. (Class A)*                         828,838
     10     Cypress Semiconductor Corp.*                          115
 38,420     Intel Corp.                                       856,382
 34,415     Marvell Technology Group Ltd.*                    702,754
 32,615     Skyworks Solutions, Inc.*                         508,794

            SOFTWARE - 6.83%                                1,185,447
            ---------------------------------------------------------
 10,945     F5 Networks, Inc.*                                674,540
     10     Microsoft Corp.                                       293
  9,580     VMware, Inc.*                                     510,614

            STORAGE DEVICES - 0.00%                               343
            ---------------------------------------------------------
     10     EMC Corp.*                                            180
      5     NetApp, Inc.*                                         163

            EXCHANGE TRADED FUNDS - 0.03%                       5,525
            =========================================================
            (Cost $5,617)
     10     SPDR Dow Jones Industrial Average ETF Trust         1,086
     10     PowerShares QQQ                                       482
    100     Semiconductor HOLDRs Trust                          2,787
     10     SPDR S&P 500 ETF Trust                              1,170

            CASH EQUIVALENT - 0.63%                           110,320
            =========================================================
            (Cost $110,320)
110,230     Fidelity Money Market Portfolio -
            Select CLass (0.93%)**                            110,320


            TOTAL INVESTMENT SECURITIES - 99.90%           17,346,735
            =========================================================
            (Cost $15,958,665)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.10%      16,723
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 17,363,458
            =========================================================
            Equivalent to $8.97 per share


    *Non-income producing
    ADR  - American Depositary Receipt


The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments                  $ 15,958,665
                                       ==========
Gross unrealized appreciation           1,448,068
Gross unrealized depreciation            (59,998)
                                       ----------
Net unrealized appreciation          $  1,388,070


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best infor-mation available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the vale of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

                                       Level 1    Level 2   Level 3      Total
------------------------------------------------------------------------------
Common Stocks
   Internet Software & Services    $  6,519,171      -        -   $  6,519,171
   Computer Hardware                  4,263,166      -        -      4,263,166
   Semiconductors                     2,896,883      -        -      2,896,883
   Diversified Banks                  1,455,078      -        -      1,455,078
   Software                           1,185,447      -        -      1,185,447
   Communications Equipment             822,177      -        -        822,177
   Investment Banking                    44,364      -        -         44,364
   Data Processing                       43,694      -        -         43,694
   Networking & Telecom Equipment           567      -        -            567
   Storage Devices                          343      -        -            343
                                    ------------------------------------------
Total Common Stocks                  17,230,890      -        -     17,230,890

Exchange Traded Funds                     5,525      -        -          5,525

Cash Equivalent                         110,320      -        -        110,320
                                    ------------------------------------------
Total Investments                  $ 17,346,735      -        -   $ 17,346,735
------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President and Treasurer

Date: May 28,2010


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President and Treasurer

Date: May 28, 2010